Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	1/2/2014
Distribution Date:

This report contains information regarding Scotiabank Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are repaid, are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date (1)	Coupon Rate	Rate Type
CB1	USD 1,000,000,000	1.00	$1,000,000,000	August 15, 2018	2.23%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$1,000,000,000
Issued prior to CMHC registration under the Insured Covered Bond Programme(2)			$13,193,000,000

Total Outstanding

OSFI Covered Bond Limit			$29,800,897,200

Series Ratings	Moody's	Fitch	DBRS
CB1	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		Bank of Nova Scotia
Swap Providers		Bank of Nova Scotia
Bond Trustee and Custodian		Computershare
Asset Monitor		KPMG LLP
Account Bank and GDA Provider		Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		CIBC
Paying Agent, Registrar, Exchange Agent, Transfer Agent		Bank of Nova Scotia, London Branch and for the US the Bank of Nova Scotia Trust Company of New York

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this Series applies until the Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Maturity Date to but excluding the Extended Due for Payment Date.
(2) Covered Bonds issued under the previously established Insured Covered Bond Programme do not form a part of the CMHC registered Scotiabank Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	1/2/2014
Distribution Date:

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank and GDA Provider(2)
	Moody's	Fitch	DBRS
Senior Debt	P-1	F1 / A	R-1 (middle) / A (low)

Ratings Triggers(2)(3)
A. Party Replacement
If the ratings of the Party falls below the level stipulated below, the party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 / BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)

B. Specific Rating Related Action(2)

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts directly into the GDA Account	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Servicer is required to hold any funds belonging to the Guarantor and transfer those funds directly into the GDA Account within two business days	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1 (middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2	F1 and A	R-1 (middle) / A (high)

Events of Default and Triggers

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Covered Bond Program Monthly Investor Report
	Calculation Date:	1/2/2014
Distribution Date:

Asset Coverage Test (C$)

Outstanding Covered Bonds		NA

A = Lesser of (i) LTV Adjusted Balance and		NA	A (i)
(ii) Asset Percentage Adjusted True Balance, as adjusted			A (ii)
B = Principal Receipts		NA	Asset Percentage:	NA
C = Cash Capital Contributions		NA	Maximum Asset Percentage:	95.0%
D = Substitute Assets		-
E = (i) Reserve Fund and		-
(ii) Pre-Maturity Liquidity Ledger balance(1)		-
Z = Negative Carry Factor Calculation		NA
Total: A + B + C + D + E - Z		NA

Asset Coverage Test		NA

Valuation Calculation

Trading Value of Covered Bond		NA

A = lesser of (i) Present Value of outstanding loan balance of		NA	A (i)
Performing Eligible Loans and (ii) 80% of Market Value of			A (ii)
properties securing Performing Loans
B = Principal Receipts		NA
C = Cash Capital Contributions		NA
D = Trading Value of Substitute Assets		NA
E = (i) Reserve Fund and		NA
(ii) Pre-Maturity Liquidity Ledger balance(1)		NA
F = Trading Value of Swap Collateral		NA
Total: A + B + C + D + E + F		NA

Valuation Calculation		NA

Intercompany Loan Balance

Guarantee Loan
Demand Loan		12,220,000,000.00
Total		12,220,000,000.00

Portfolio Losses

Period End	Write off Amounts	Loss Percentage (annualized)
	NA	NA
Portfolio Flow of Funds

Cash Inflows
Principal Receipts	NA	NA
Proceeds for Sale of Loans	NA	NA
Revenue Receipts	NA	NA
Swap Receipts	NA	NA
Cash Outflows
Swap Payment	NA	NA
Intercompany Loan Interest	NA	NA
Intercompany Loan Principal	NA	NA
Intercompany Loan Repayment	NA	NA
Net Inflows/(Outflows)	NA	NA

(1) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:		1/2/2014
	Distribution Date:		1/15/2014

Portfolio Summary Statistics

Previous Month Ending Balance	$ 11,494,038,836
Current Month Ending Balance	$ 11,358,874,361
Number of Mortgage Loans in Pool	65,567
Average Loan Size	$ 173,241
Number of Primary Borrowers	57,091
Number of Properties	59,898

Weighted Average Current LTV of Loans in the Portfolio[1]	58.19%
Weighted Average of Original LTV of Loans in the Portfolio[1]	63.09%
Weighted Average of Authorized LTV of Loans in the Portfolio[2]	77.64%
Weighted Average Seasoning of Loans in the Portfolio	23.08	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.08%
Weighted Average Original Term of Loans in the Portfolio	55.50	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	32.42	(Months)
Weighted Average Maturity of Loans Relative to Weighted Average Maturity of Outstandings	N/A	(Months)

Portfolio Delinquency Distribution

Aging Summary	Number of Loans		Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	65,541		99.96%	11,354,975,938.94	99.97%
30 to 59 Days Past Due	13		0.02%	2,042,289.15	0.02%
60 to 89 Days Past Due	5		0.01%	535,583.29	0.00%
90 or More Days Past Due	8		0.01%	1,320,549.99	0.01%
Total	65,567		100.00%	11,358,874,361.37	100.00%

Portfolio Provincial Distribution

Province	Number of Loans		Percentage	Principal Balance	Percentage
Alberta	6,672		10.18%	1,326,509,455.67	11.68%
British Columbia	9,178		14.00%	2,199,539,058.93	19.36%
Manitoba	1,436		2.19%	184,317,573.38	1.62%
New Brunswick	1,560		2.38%	150,509,081.59	1.33%
Newfoundland	1,362		2.08%	163,802,863.00	1.44%
Northwest Territories	15		0.02%	2,155,352.15	0.02%
Nova Scotia	2,498		3.81%	276,490,625.29	2.43%
Nunavut	-		0.00%	-	0.00%
Ontario	32,510		49.58%	5,654,321,315.33	49.78%
Prince Edward Island	368		0.56%	35,375,434.26	0.31%
Quebec	8,176		12.47%	1,069,153,237.06	9.41%
Saskatchewan	1,637		2.50%	264,710,221.78	2.33%
Yukon	155		0.24%	31,990,142.93	0.28%
Total	65,567		100.00%	11,358,874,361.37	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans		Percentage	Principal Balance	Percentage
Score Unavailable	202		0.31%	32,332,183.49	0.28%
599 and Below	852		1.30%	111,548,862.86	0.98%
600 - 650	1,699		2.59%	251,603,332.71	2.22%
651 - 700	4,558		6.95%	746,916,254.19	6.58%
701 - 750	8,976		13.69%	1,590,629,935.45	14.00%
751 - 800	30,028		45.80%	5,404,100,192.28	47.58%
801 and Above	19,252		29.36%	3,221,743,600.39	28.36%
Total	65,567		100.00%	11,358,874,361.37	100.00%

(1) With respect to STEP loans, the Current LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP products and subsequent STEP Loans, which in each case are or will be secured by the same property.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	1/2/2014
	Distribution Date:	1/15/2014

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	47,589	72.58%	8,287,215,446.21	72.96%
Variable	17,978	27.42%	3,071,658,915.16	27.04%
Total	65,567	100.00%	11,358,874,361.37	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	57,716	88.03%	9,521,513,241.88	83.82%
Non-STEP	7,851	11.97%	1,837,361,119.49	16.18%
Total	65,567	100.00%	11,358,874,361.37	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	-	0.00%	-	0.00%
Owner Occupied	65,567	100.00%	11,358,874,361.37	100.00%
Total	65,567	100.00%	11,358,874,361.37	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	47,664	72.70%	8,760,694,492.26	77.13%
3.5000 - 3.9999	12,277	18.72%	1,889,405,157.36	16.63%
4.0000 - 4.4999	3,836	5.85%	499,542,621.15	4.40%
4.5000 - 4.9999	1,112	1.70%	133,928,980.64	1.18%
5.0000 - 5.4999	522	0.80%	60,920,677.17	0.54%
5.5000 - 5.9999	113	0.17%	11,433,379.29	0.10%
6.0000 - 6.4999	29	0.04%	2,227,328.87	0.02%
6.5000 - 6.9999	7	0.01%	441,827.87	0.00%
7.0000 - 7.4999	3	0.00%	147,942.74	0.00%
7.5000 - 7.9999	4	0.01%	131,954.02	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	65,567	100.00%	11,358,874,361.37	100.00%

Portfolio Current LTV Distribution(2)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	6,921	10.56%	311,471,404.89	2.74%
20.01-25.00	2,720	4.15%	241,500,301.06	2.13%
25.01-30.00	3,265	4.98%	336,807,295.25	2.97%
30.01-35.00	3,824	5.83%	454,067,840.87	4.00%
35.01-40.00	4,364	6.66%	606,058,514.07	5.34%
40.01-45.00	4,801	7.32%	745,651,877.55	6.56%
45.01-50.00	4,513	6.88%	766,232,246.36	6.75%
50.01-55.00	4,042	6.16%	713,933,188.51	6.29%
55.01-60.00	4,512	6.88%	883,127,866.52	7.77%
60.01-65.00	5,066	7.73%	1,097,447,946.42	9.66%
65.01-70.00	5,564	8.49%	1,259,438,147.85	11.09%
70.01-75.00	8,318	12.69%	2,016,870,310.10	17.76%
75.01-80.00	7,657	11.68%	1,926,267,421.92	16.96%
80.01 and Above	-	0.00%	-	0.00%
Total	65,567	100.00%	11,358,874,361.37	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing
(2) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP products, or (ii) Additional STEP loans which are not yet included in the cover pool, which in each case are secured by the same property.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	1/2/2014
	Distribution Date:	1/15/2014

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	3	0.00%	389,026.27	0.00%
12.00 - 23.99	18,787	28.65%	2,703,581,012.97	23.80%
24.00 - 35.99	23,681	36.12%	4,030,839,050.00	35.49%
36.00 - 41.99	8,115	12.38%	1,487,212,267.51	13.09%
42.00 - 47.99	13,332	20.33%	2,820,134,181.55	24.83%
48.00 - 53.99	677	1.03%	148,909,257.43	1.31%
54.00 - 59.99	206	0.31%	44,530,817.48	0.39%
60.00 - 65.99	214	0.33%	33,730,194.01	0.30%
66.00 - 71.99	337	0.51%	48,870,086.77	0.43%
72.00 and Above	215	0.33%	40,678,467.38	0.36%
Total	65,567	100.00%	11,358,874,361.37	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	23,251	35.46%	1,285,914,701.79	11.32%
100,000 - 149,999	12,269	18.71%	1,529,267,265.48	13.46%
150,000 - 199,999	9,724	14.83%	1,694,717,568.10	14.92%
200,000 - 249,999	6,784	10.35%	1,518,221,546.34	13.37%
250,000 - 299,999	4,722	7.20%	1,292,550,678.17	11.38%
300,000 - 349,999	2,922	4.46%	944,196,416.56	8.31%
350,000 - 399,999	1,874	2.86%	699,348,386.77	6.16%
400,000 - 449,999	1,129	1.72%	476,918,851.87	4.20%
450,000 - 499,999	826	1.26%	390,801,366.41	3.44%
500,000 - 549,999	479	0.73%	250,802,893.20	2.21%
550,000 - 599,999	410	0.63%	234,804,592.31	2.07%
600,000 - 649,999	230	0.35%	143,612,665.26	1.26%
650,000 - 699,999	188	0.29%	126,429,979.30	1.11%
700,000 - 749,999	132	0.20%	95,426,806.88	0.84%
750,000 - 799,999	93	0.14%	72,119,025.86	0.63%
800,000 - 849,999	80	0.12%	65,885,329.29	0.58%
850,000 - 899,999	75	0.11%	65,524,088.36	0.58%
900,000 - 949,999	50	0.08%	45,960,926.04	0.40%
950,000 - 999,999	66	0.10%	63,930,583.19	0.56%
1,000,000 or Greater	263	0.40%	362,440,690.19	3.19%
Total	65,567	100.00%	11,358,874,361.37	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	7,224	11.02%	1,091,381,450.62	9.61%
Single Family	56,991	86.92%	10,010,113,356.97	88.13%
Multi Family	1,113	1.70%	213,530,158.65	1.88%
Other	239	0.36%	43,849,395.13	0.39%
Total	65,567	100.00%	11,358,874,361.37	100.00%

		Scotiabank Global Registered Covered Bond Program Monthly Investor Report
		Calculation Date:			1/2/2014
		Distribution Date:			1/15/2014

Portfolio Current LTV and Delinquency Distribution by Province
Current LTV (%)(1)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.01	45.01-50.01	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(2)
Alberta	All	32,634,944	23,581,434	36,447,072	53,246,688	70,269,099	85,759,620	84,752,800	87,279,435	109,950,234	129,264,941	139,258,287	230,596,366	243,468,537	-	1,326,509,456	11.68%
Alberta	Current and Less Than 30 Days Past Due	32,634,944	23,581,434	36,447,072	53,246,688	70,269,099	85,555,981	84,528,576	87,279,435	109,761,132	129,034,501	139,258,287	230,302,665	243,468,537	-	1,325,368,349	99.91%
Alberta	30 to 59 Days Past Due	-	-	-	-	-	54,002	224,224	-	189,102	230,441	-	-	-	-	697,769	0.05%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 or More Days Past Due	-	-	-	-	-	149,636	-	-	-	-	-	293,701	-	-	443,337	0.03%
British Columbia	All	76,310,541	60,426,573	75,437,706	102,200,051	138,279,249	159,246,337	160,894,071	147,619,815	178,482,744	203,503,234	243,542,092	343,656,453	309,940,194	-	2,199,539,059	19.36%
British Columbia	Current and Less Than 30 Days Past Due	76,310,541	60,426,573	75,437,706	102,200,051	138,279,249	158,719,044	160,713,028	147,619,815	178,482,744	203,503,234	243,542,092	343,656,453	309,940,194	-	2,198,830,723	99.97%
British Columbia	30 to 59 Days Past Due	-	-	-	-	-	-	181,042	-	-	-	-	-	-	-	181,042	0.01%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	182,469	-	-	-	-	-	-	-	-	182,469	0.01%
British Columbia	90 or More Days Past Due	-	-	-	-	-	344,824	-	-	-	-	-	-	-	-	344,824	0.02%
Manitoba	All	2,894,939	2,274,486	4,183,589	5,211,417	7,071,550	8,663,516	12,076,608	12,196,358	15,319,095	18,030,236	23,400,252	36,010,338	36,985,189	-	184,317,573	1.62%
Manitoba	Current and Less Than 30 Days Past Due	2,894,939	2,274,486	4,183,589	5,211,417	7,071,550	8,663,516	12,076,608	12,196,358	15,319,095	18,030,236	23,400,252	36,010,338	36,985,189	-	184,317,573	100.00%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	3,082,647	1,915,412	4,069,392	5,163,447	5,749,916	7,220,548	8,491,088	9,011,092	10,022,180	13,460,150	18,475,966	34,768,889	29,078,357	-	150,509,082	1.33%
New Brunswick	Current and Less Than 30 Days Past Due	3,082,647	1,915,412	4,069,392	5,163,447	5,749,916	7,220,548	8,491,088	9,011,092	10,022,180	13,460,150	18,475,966	34,663,458	28,986,409	-	150,311,702	99.87%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	91,948	-	91,948	0.06%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	105,431	-	-	105,431	0.07%
Newfoundland	All	2,773,311	2,370,110	3,722,432	5,635,407	5,727,135	8,744,241	8,421,634	9,901,592	13,472,050	15,929,545	21,089,936	32,453,332	33,562,139	-	163,802,863	1.44%
Newfoundland	Current and Less Than 30 Days Past Due	2,773,311	2,370,110	3,722,432	5,635,407	5,727,135	8,744,241	8,421,634	9,901,592	13,472,050	15,929,545	21,089,936	32,453,332	33,562,139	-	163,802,863	100.00%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	50,349	75,028	109,045	99,657	139,853	70,561	272,909	443,308	236,117	-	-	333,048	325,477	-	2,155,352	0.02%
Northwest Territories	Current and Less Than 30 Days Past Due	50,349	75,028	109,045	99,657	139,853	70,561	272,909	443,308	236,117	-	-	333,048	325,477	-	2,155,352	100.00%
Northwest Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	6,424,912	5,051,707	8,235,184	11,140,526	12,129,083	15,529,145	17,785,415	15,858,264	22,274,622	28,364,002	31,721,357	49,900,640	52,075,768	-	276,490,625	2.43%
Nova Scotia	Current and Less Than 30 Days Past Due	6,424,912	5,051,707	8,235,184	11,140,526	12,129,083	15,529,145	17,785,415	15,858,264	22,274,622	28,364,002	31,721,357	49,900,640	52,075,768	-	276,490,625	100.00%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	152,173,681	117,232,659	159,962,166	211,132,638	283,094,856	366,519,757	378,280,941	338,918,441	423,427,694	550,966,890	626,564,518	1,061,834,373	984,212,702	-	5,654,321,315	49.78%
Ontario	Current and Less Than 30 Days Past Due	152,158,370	117,232,659	159,962,166	211,132,638	283,094,856	366,426,973	378,004,143	338,918,441	423,252,597	550,827,635	626,564,518	1,061,675,173	983,663,253	-	5,652,913,421	99.98%
Ontario	30 to 59 Days Past Due	15,311	-	-	-	-	-	212,775	-	-	-	-	159,200	549,449	-	936,736	0.02%
Ontario	60 to 89 Days Past Due	-	-	-	-	-	92,784	-	-	175,097	-	-	-	-	-	267,881	0.00%
Ontario	90 or More Days Past Due	-	-	-	-	-	-	64,023	-	-	139,255	-	-	-	-	203,278	0.00%
Prince Edward Island	All	774,354	751,127	256,106	895,265	1,637,243	1,887,577	1,752,545	1,533,253	3,275,218	2,910,287	4,728,645	6,735,896	8,237,919	-	35,375,434	0.31%
Prince Edward Island	Current and Less Than 30 Days Past Due	774,354	751,127	256,106	895,265	1,637,243	1,887,577	1,752,545	1,533,253	3,275,218	2,910,287	4,728,645	6,735,896	8,237,919	-	35,375,434	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	29,228,002	23,822,459	36,998,461	49,940,467	66,182,466	75,472,845	73,833,105	73,689,250	86,900,978	103,567,382	119,061,626	170,718,115	159,738,082	-	1,069,153,237	9.41%
Quebec	Current and Less Than 30 Days Past Due	29,198,212	23,822,459	36,998,461	49,940,467	66,182,466	75,472,845	73,833,105	73,689,250	86,815,744	103,567,382	118,732,943	170,718,115	159,738,082	-	1,068,709,530	99.96%
Quebec	30 to 59 Days Past Due	29,791	-	-	-	-	-	-	-	-	-	105,003	-	-	-	134,794	0.01%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	85,233	-	-	-	-	-	85,233	0.01%
Quebec	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	223,680	-	-	-	223,680	0.02%
Saskatchewan	All	4,554,234	3,688,563	6,616,455	8,300,675	14,221,573	15,224,017	17,097,850	15,549,801	17,505,992	27,861,744	28,476,389	45,793,359	59,819,571	-	264,710,222	2.33%
Saskatchewan	Current and Less Than 30 Days Past Due	4,554,234	3,688,563	6,616,455	8,300,675	14,221,573	15,224,017	17,097,850	15,549,801	17,505,992	27,861,744	28,476,389	45,793,359	59,819,571	-	264,710,222	100.00%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	569,492	310,744	769,686	1,101,604	1,556,491	1,313,715	2,573,280	1,932,580	2,260,945	3,589,536	3,119,080	4,069,502	8,823,488	-	31,990,143	0.28%
Yukon	Current and Less Than 30 Days Past Due	569,492	310,744	769,686	1,101,604	1,556,491	1,313,715	2,573,280	1,932,580	2,260,945	3,589,536	3,119,080	4,069,502	8,823,488	-	31,990,143	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	311,471,405	241,500,301	336,807,295	454,067,841	606,058,514	745,651,878	766,232,246	713,933,189	883,127,867	1,097,447,946	1,259,438,148	2,016,870,310	1,926,267,422	-	11,358,874,361	100.00%
	Current and Less Than 30 Days Past Due	311,426,303	241,500,301	336,807,295	454,067,841	606,058,514	744,828,162	765,550,182	713,933,189	882,678,434	1,097,078,251	1,259,109,465	2,016,311,977	1,925,626,025	-	11,354,975,939	99.97%
	30 to 59 Days Past Due	45,102	-	-	-	-	54,002	618,042	-	189,102	230,441	105,003	159,200	641,397	-	2,042,289	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	275,253	-	-	260,330	-	-	-	-	-	535,583	0.00%
	90 or More Days Past Due	-	-	-	-	-	494,460	64,023	-	-	139,255	223,680	399,132	-	-	1,320,550	0.01%

(1) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) Percentage Total for "All" loans is calculated as a percentage of total loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of loans within the associated province.

		Scotiabank Global Registered Covered Bond Program Monthly Investor Report
		Calculation Date:			1/2/2014
		Distribution Date:			1/15/2014

Portfolio Current LTV Distribution by Credit Bureau Score

Current LTV (%)(1)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.01	45.01-50.01	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	1,060,295	582,917	1,016,462	622,417	1,698,590	1,450,531	1,769,267	2,422,727	926,262	4,088,721	2,655,851	7,047,640	6,990,503	-	32,332,183	0.28%
599 and Below	3,483,863	4,043,450	4,545,629	11,771,296	14,527,969	15,221,465	13,840,205	3,753,878	3,944,131	5,539,600	6,628,274	11,432,017	12,817,085	-	111,548,863	0.98%
600 - 650	7,319,004	7,592,051	11,236,476	19,344,439	24,413,612	28,560,709	33,954,733	9,372,076	8,305,029	12,121,018	25,559,850	33,576,975	30,247,361	-	251,603,333	2.22%
651 - 700	27,794,170	25,825,731	33,991,060	49,094,456	69,141,640	86,832,684	71,417,870	33,747,411	47,806,887	51,534,919	63,692,740	86,258,850	99,777,837	-	746,916,254	6.58%
701 - 750	41,189,585	37,894,076	50,986,906	65,276,541	99,966,024	117,147,514	106,708,855	80,910,539	109,107,852	136,540,319	161,360,741	306,995,431	276,545,553	-	1,590,629,935	14.00%
751 - 800	118,376,869	95,456,783	125,536,233	171,098,686	226,931,096	285,156,413	328,045,785	338,248,861	438,064,384	565,209,140	650,810,732	1,049,481,528	1,011,683,682	-	5,404,100,192	47.58%
801 and Above	112,247,619	70,105,292	109,494,529	136,860,006	169,379,582	211,282,562	210,495,531	245,477,698	274,973,321	322,414,230	348,729,960	522,077,870	488,205,401	-	3,221,743,600	28.36%
Total	311,471,405	241,500,301	336,807,295	454,067,841	606,058,514	745,651,878	766,232,246	713,933,189	883,127,867	1,097,447,946	1,259,438,148	2,016,870,310	1,926,267,422	-	11,358,874,361	100.00%
											0

(1) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.